Material accounting policies - Basic and diluted earnings per ordinary share - (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Material accounting policies
Profits attributable to Himax Technologies, Inc. stockholders	$ 43,937	$ 79,755	$ 50,616
Denominator for basic earnings per ordinary share:
Weighted average number of ordinary shares outstanding	349,034	349,593	348,990
Basic earnings per ordinary share attributable to Himax Technologies, Inc. stockholders	$ 0.13	$ 0.23	$ 0.15
Basic earnings per ADS attributable to Himax Technologies, Inc. stockholders	$ 0.25	$ 0.46	$ 0.29